Interests in associates, joint ventures and other investments - Summary of Movements in Associates, Joint Ventures and Other Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in interests in associates and joint ventures
Beginning balance	£ 287	£ 305
Additions	0	39
Share of profits of associates	34	25
Share of other comprehensive income of associates	0	(1)	£ 51
Dividends	(29)	(30)
Other movements	3	(12)
Exchange adjustments	(9)	(19)
Disposals	(10)	(5)
Impairment charges	(23)	(15)
Ending balance	253	287	305
Movements in interests in other investments
Beginning balance	333	370
Additions	24	2
Other movements	62
Exchange adjustments	0
Disposals	0	(10)
Revaluation of other investments through profit or loss	(14)	(26)
Revaluation of other investments through other comprehensive income	(7)	(3)
Ending balance	£ 398	£ 333	£ 370